Accounts and Notes Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts and Notes Receivable

NOTE 2 – ACCOUNTS AND NOTES RECEIVABLE

	March 31, 2020	December 31, 2019
Accounts Receivable	$1,302,564	$1,370,258
Less Reserve for uncollectable accounts	(82,000)	(82,000)
Accounts Receivable (Net)	$1,220,564	$1,288,258

Our Accounts Receivable is pledged to Nations Interbanc, our line of credit.

NOTE 3 – ACCOUNTS AND NOTES RECEIVABLE

	December 31, 2019	December 31, 2017
Accounts Receivable	$1,370,258	$564,261
Less Reserve for uncollectable accounts	(82,000)	(57,000)
Accounts Receivable (Net)	$1,288,258	$507,261

Our Accounts Receivable is pledged to Nations Interbanc, our line of credit.

	December 31, 2019	December 31, 2017
Lease asset	$217,584	$217,584

The Company is currently modifying the assets subject to lease to meet the provisions of the agreement, and as of December 31, 2019 any collection on the lease payments was not yet considered probable, resulting in no derecognition of the underlying asset and no net lease investments recognized on the sales-type lease pursuant to ASC 842-30-25-3.